Cover	Mar. 20, 2024
Cover [Abstract]
Entity Registrant Name	ALLIED CORP.
Entity Central Index Key	0001575295
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 20, 2024
Entity Ex Transition Period	false
Entity File Number	0-27675
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	33-1227173
Entity Address Address Line 1	Suite 200-460 Doyle Ave
Entity Address City Or Town	Kelowna
Entity Address State Or Province	BC
Entity Address Country	CA
Entity Address Postal Zip Code	V1Y OC2
City Area Code	877
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	255-4337